GOODWILL - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GOODWILL
Goodwill derecognized	¥ 23,541	¥ 20,463
Goodwill impairment loss	¥ 116,332	98,196
Home Renovation and Furnishing Reporting Units
GOODWILL
Percentage of fair value in excess of carrying amount	9.30%
Percentage of decrease in fair value below carrying amount if revenue decreased	0.90%
Percentage of decrease in fair value below carrying amount if revenue discount rate increased	0.20%
Existing home transaction services
GOODWILL
Goodwill derecognized	¥ 23,541	20,463
Goodwill impairment loss	31,808	68,920
Existing home transaction services | Multiple cities
GOODWILL
Goodwill derecognized	23,500
New home transaction services
GOODWILL
Goodwill derecognized	0	0
Goodwill impairment loss	¥ 84,524	¥ 29,276